Commitments and Contingencies (Details Textual) (USD $)	Dec. 31, 2012
Commitments and Contingencies (Textual) [Abstract]
Fixed interest rate commitments	$ 7,387,000
Variable interest rate commitments	13,173,000
Standby letters of credit expires in 2013	15,000
Standby letters of credit expires in 2015	80,000
Standby letters of credit expires in 2021	$ 68,000